Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]
Allowance for loans	$ 5,729	$ 5,237
Preferred stock, par value			$ 0.01	$ 0.01
Preferred stock, share authorized			1,000,000	1,000,000
Preferred stock, share issued			0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	15,935,417	15,936,417
Treasury stock, shares	111,707	111,707